Stockholders' Deficit - Schedule of Total Stock-Based Compensation Expense Related to Stock Options and Restricted Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 3,792	$ 5,425
Cost of Goods Sold [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	68	191
Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	526	1,238
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation	$ 3,198	$ 3,996